Contents of Significant Accounts - Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary (Detail) - TWD ($) $ in Thousands		12 Months Ended
	Nov. 11, 2020	Dec. 31, 2018
UNISTARS CORP. [member]
Net Cash Outflow Arising from Deconsolidation of Subsidiary [line items]
Cash received		$ 4,617
Net cash of subsidiary derecognized		(14,430)
Net cash outflow from deconsolidation		$ (9,813)
NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Net Cash Outflow Arising from Deconsolidation of Subsidiary [line items]
Net cash of subsidiary derecognized	$ (776,586)
Net cash outflow from deconsolidation	$ (776,586)